SCHEDULE OF LOAN RECEIVABLE (Details) - USD ($)	Jun. 30, 2024	Mar. 12, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2022	Jun. 30, 2021	Jul. 31, 2020
IfrsStatementLineItems [Line Items]
Notes receivable		$ 9,765,972
Total due from affiliates			$ 9,463,164
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Total due from affiliates			9,463,164	$ 8,798,945
Latam logistics investments llc [member]
IfrsStatementLineItems [Line Items]
Interest receivable			2,324,041
Notes receivable			7,139,123
Latam logistics investments llc [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Interest receivable			2,324,041	1,848,945
Notes receivable			$ 7,139,123	$ 6,950,000	$ 6,950.00	$ 4,850,000	$ 4,165,000